Loans - Disclosure of Loans and Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Residential mortgages	$ 269,706	$ 251,526
Personal	45,429	41,897
Credit card	16,479	11,134
Business and government	188,542	150,213
Total gross amount	520,156	454,770
Total allowance	3,073	2,849
Net total	517,083	451,921
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	293	280
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,094	1,176
Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	902	768
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	784	625
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Residential mortgages	596	638
Personal	227	162
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	167	158
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	351	508
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	146	106
IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	3,073	2,849
Net total	$ 517,083	$ 451,921
Allowances as a % of gross loans	0.60%	0.60%
IFRS9 [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 293	$ 280
Net total	$ 269,413	$ 251,246
Allowances as a % of gross loans	0.10%	0.10%
IFRS9 [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 1,094	$ 1,176
Net total	$ 187,448	$ 149,037
Allowances as a % of gross loans	0.60%	0.80%
IFRS9 [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 902	$ 768
Net total	$ 44,527	$ 41,129
Allowances as a % of gross loans	2.00%	1.80%
IFRS9 [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 784	$ 625
Net total	$ 15,695	$ 10,509
Allowances as a % of gross loans	4.80%	5.60%
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 664	$ 772
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	167	158
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	351	508
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	146	106
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	2,409	2,077
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	126	122
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	743	668
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	756	662
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 784	$ 625